Employee Costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term employee benefits expense [abstract]
Wages and salaries	£ 6,110	£ 5,858	£ 6,464
Social security costs	763	793	775
Pension and other post-employment costs, including augmentations (Note 31)	369	415	466
Cost of share-based incentive plans	314	345	330
Severance and other costs from integration and restructuring activities	137	269	520
Employee benefits expense	£ 7,693	£ 7,680	£ 8,555